Condensed Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash	$ 147,023	$ 638,228	$ 1,417,540
Prepaid expenses	126,066	234,258	471,561
Total current assets	273,089	872,486	1,889,101
Investments and cash held in Trust Account	110,881,364	201,278,924	201,250,535
Total assets	111,154,453	202,151,410	203,139,636
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	2,576,137	309,483	23,382
Due to Sponsor	5,000	5,000	5,000
Total current liabilities	3,527,802	314,483	28,382
Deferred underwriting commission	3,021,875	7,043,750	7,043,750
Warrant liability	2,180,665	5,088,750	11,010,963
Total liabilities	8,730,342	12,446,983	18,083,095
Commitments and Contingencies:
Common stock subject to possible redemption; $0.0001 par value; 11,047,578 and 20,125,000 shares (at redemption value of approximately $10.04 and $10.00 per share) as of June 30, 2022 and December 31, 2021	110,881,364	201,278,924	201,250,535
Stockholders’ equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued or outstanding
Class A common stock, $0.0001 par value, 36,000,000 shares authorized, 632,500 issued and outstanding (excluding 11,047,578 and 20,125,000 shares subject to possible redemption) as of June 30, 2022 and December 31, 2021	63	63	63
Class B common stock, $0.0001 par value, 7,000,000 shares authorized, 5,031,250 shares issued and outstanding as of June 30, 2022 and December 31, 2021	503	503	503
Additional paid-in-capital
Accumulated deficit	(8,457,819)	(11,575,063)	(16,194,560)
Total stockholders’ equity (deficit)	(8,457,253)	(11,574,497)	(16,193,994)
Total liabilities and stockholders’ equity (deficit)	111,154,453	202,151,410	$ 203,139,636
LIABILITIES AND STOCKHOLDERS’ EQUITY
The FOXO Note	386,665
The Sponsor Note	$ 560,000